Operations and Reorganization	12 Months Ended
Dec. 31, 2020
Operations and Reorganization
Operations and Reorganization

1.    Operations and Reorganization

China Online Education Group (the ‘‘Company’’ or ‘‘COE’’), through its consolidated subsidiaries and variable interest entities (‘‘VIEs’’) and VIEs’ subsidiaries (collectively referred to as the ‘‘Group’’) is primarily engaged in providing online English language education services to students in the People’s Republic of China (the ‘‘PRC’’ or ‘‘China’’).

As of December 31, 2020, the Company’s major subsidiaries and VIEs and VIEs’ subsidiaries are as follows:

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
China Online Education (HK) Limited	Hong Kong	April 1, 2013	100%
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.999993%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.999%
Beijing Dasheng Online Technology Co., Ltd.	PRC	June 4, 2013	100%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
TESOL Academy Online Limited	Hong Kong	February 25, 2019	100%
VIEs and VIES' subsidiaries
Beijing Dasheng Zhixing Technology Co., Ltd	PRC	July 8, 2011	100%
51Talk English Philippines Corporation	Philippines	August 3, 2012	100%
Shanghai Zhishi Education Training Co., Ltd	PRC	December 30, 2016	100%
Wuhan Houdezaiwu Online Technology Co., Ltd	PRC	January 12, 2017	100%
Beijing Dasheng Helloworld Technology Co., Ltd.	PRC	July 9, 2018	100%
Shenzhen Dasheng Zhiyun Technology Co., Ltd.	PRC	July 17, 2019	100%
*	The Company directly holds the 99.999993% and 99.999% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substantive non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2019 and 2020. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

a    History of the Group and Basis of Presentation for the Reorganization

The Group began operations in July 2011 through Beijing Dasheng Zhixing Technology Co., Ltd. (‘‘Dasheng Zhixing’’). The beneficial interest of Dasheng Zhixing was held by Mr. Jiajia Huang and Ms. Ting Shu (the ‘‘Founding Shareholders’’) and an angel investor in 2011.

On January 5, 2012, another angel investor invested into Dasheng Zhixing. In accordance with the investment agreement, the Founding Shareholders set aside from their own holdings 15% of the ownership of Dasheng Zhixing for an employee option plan. While the plan to establish employee option plan was cancelled, the 15% ownership interest in Dasheng Zhixing was not returned to the Founding Shareholders. Consequently, beneficial interest of Dasheng Zhixing was then 71% by the Founding Shareholders and 29% held by angel investors.

1    Operations and Reorganization (Continued)

Given the cost advantage and high English proficiency of teachers in the Philippines, the Group retains teachers in the Philippines. To do this, in August 2012, the Founding Shareholders established, a company in the Philippines, 51Talk English Philippines Corporation (the ‘‘Philippines Co I’’), using funds provided by Dasheng Zhixing. On September 3, 2012, Dasheng Zhixing entered into a service agreement with Philippines Co I, to formalize the business arrangements. Under the agreement, Philippines Co I provides teaching service for the Group in accordance with the Group’s instructions. In return, Dasheng Zhixing pays for all the expenses incurred for the services provided by Philippines Co I.

The equity of Philippines Co I is considered to be insufficient to finance its activities without additional subordinated financial support provided by another party. As a result, Dasheng Zhixing is considered to be the primary beneficiary of Philippines Co I as it has the power to direct the activities of Philippines Co I that most significantly impact Philippines Co I’s economic performance and has obligation to absorb losses of Philippines Co I. As such, Dasheng Zhixing consolidates Philippines Co I.

Dasheng Zhixing was the predecessor of the Group and operated substantially all of the businesses of the Group prior to November 2012. In order to facilitate international financing, the Group underwent a reorganization (the ‘‘Reorganization’’) from November 2012 until October 2014.

In November 2012, the Founding Shareholders incorporated the Company under the Laws of the Cayman Islands to be an offshore holding company for the Group. In June 2013, the Company issued ordinary shares to the two angel investors, in exchange for their equity beneficial ownerships in Dasheng Zhixing. Following the exchange, the ownership of the Company was held 71% by the Founding Shareholders and 29% by the angel investors.

In April 2013, China Online Education (HK) Limited (the ‘‘COE HK Co I’’) was incorporated in Hong Kong as a wholly owned subsidiary of the Company. Beijing Dasheng Online Technology Co. Ltd., (‘‘Dasheng Online’’), was set up in June 2013 as a wholly owned subsidiary of COE HK Co I in the PRC.

Due to PRC legal restrictions on foreign ownership and investment in the companies in value-added telecommunications market, the Group continues to operate its online education platform through Dasheng Zhixing. Dasheng Zhixing holds the Internet Content Provider license (‘‘ICP’’) and domain names of www.51talk.com and www.51talk.cn that are necessary to conduct online English education services in China. To comply with PRC laws and regulations, the Group provides substantially all of its services in China via Dasheng Zhixing.

On June 18, 2013, as part of the restructuring, a series of contractual agreements discussed in 1.b. below were entered into among Dasheng Online, Dasheng Zhixing and shareholders of Dasheng Zhixing. As a result of the agreements, Dasheng Online has the ability to direct substantially all the activities of Dasheng Zhixing, and absorb substantially all of the risks and rewards of the Dasheng Zhixing. Dasheng Online became the primary beneficiary of Dasheng Zhixing and consolidates the financial results of Dasheng Zhixing. The restructuring provided the beneficial interest holders of Dasheng Zhixing received an interest in the Company equal to their beneficial interest in Dasheng Zhixing.

On June 3, 2019, a shareholder of Dasheng Zhixing transferred her shares to Mr. Jiajia Huang. The above contractual agreements were updated to reflect the shares transfer, without substantial change of the terms.

On July 21 2014, a series of contractual agreements discussed in 1.b. below were entered into among COE HK Co I, Philippines Co I and the shareholders of Philippines Co I. Pursuant to these agreements COE HK Co I has the ability to direct substantially all the activities of Philippines Co I, and absorb substantially all of the risks and rewards of Philippines Co I. COE HK Co I replaced Dasheng Zhixing as the primary beneficiary of Philippines Co I, and the Group continued to consolidate the financial results of Philippines Co I.

1    Operations and Reorganization (Continued)

To further optimize the organizational structure of the Group, in October 2014, 51 Talk English International Limited (the ‘‘COE HK Co II’’) was incorporated with limited liability in Hong Kong as a wholly owned subsidiary of COE HK Co I. China Online Innovations Inc. (the ‘‘Philippines Co II’’), which was incorporated by the Company with limited liability in the Philippines to eventually replace Philippines Co I. The Company owns 99.999993% of the equity interest of Philippines Co II. In order to comply with local laws, there are seven individual shareholders holding an aggregate of 0.000007% of the equity interest of Philippines Co II. A series of contractual arrangements was entered into among the Company, Philippines Co II and the seven individual shareholders. Under these contractual arrangements, the Company has an exclusive option to purchase all of the equity interests in Philippines Co II held by the seven individuals and to exercise their rights as shareholders of Philippines Co II. Since then, Philippine home-based teachers delivering paid lessons on the Company’s platform no longer entered into service agreements with Philippines Co I, but rather entered into service agreements with COE HK Co II. Furthermore, the bulk of the business operations in Philippines Co I was transferred to Philippines Co II, and the Group began to enter into employment agreements with office-based teachers and other full-time employees in the Philippines through Philippines Co II.

To further optimize group structure, on January 14, 2016, On Demand English Innovations Inc. (the “Philippines Co III”) was incorporated by the Company with limited liability in the Philippines to replace Philippines Co I. The Company owns 99.999% of the equity interest of Philippines Co III. In order to comply with local laws, there are five individual shareholders holding an aggregate of 0.001% of the equity interest of Philippines Co III. A series of contractual arrangements was entered into among the Company, Philippines Co III and the five individual shareholders. Under these contractual arrangements, the Company has an exclusive option to purchase all of the equity interests in Philippines Co III held by the five individuals and the power to exercise their rights as shareholders of Philippines Co III. In April 2016, all business operations and assets of Philippines Co I were transferred to Philippines Co III, including the office leasehold and office equipment in Baguio City, Philippines.

Philippines Co III also entered into new employment agreement with the free trial teachers and support staff previously employed by Philippines Co I.

The above series of transactions to reorganize the Group were accounted for in a manner similar to a pooling of interest with assets and liabilities at their historical amounts in the Group’s consolidated financial statements. As such, the Group’s consolidated financial statements were prepared as if the current corporate structure had been in existence for all periods presented.

On December 30, 2016, Dasheng Zhixing established a wholly-owned subsidiary, Shanghai Zhishi Education Training Co., Ltd.(“Zhishi Training”), of which the current registered business scope includes “education training: classic English (level 1-9)” .

In January 2017, Wuhan Houdezaiwu Online Technology Co., Ltd. (“Houdezaiwu Online”), was incorporated as a wholly-owned subsidiary of Dasheng Zhixing to conduct the Group’s business operations in Wuhan. In October 2017, Tianjin Dasheng Zhixing Technology Co., Ltd.(“Tianjin Zhixing”) was incorporated as a wholly-owned subsidiary of Dasheng Zhixing to conduct the Group’s business operations in Tianjin.

In July 2018, Helloworld Online Education Group (“HAWO Company”) was incorporated under the Laws of the Cayman Islands as wholly-owned subsidiary of the Company. In August 2018, Helloworld Online Education Group (HK) Limited (“HAWO HK Co”) was incorporated in Hong Kong as a wholly-owned subsidiary of HAWO Company. Beijing Helloworld Online Technology Co., Ltd. (‘‘HAWO Online’’) was set up in September 2018 as a wholly-owned subsidiary of HAWO HK Co in the PRC. In July 2018, Beijing Dasheng Helloworld Technology Co., Ltd. (“Dasheng HAWO”) was incorporated with beneficial interest held by Mr. Jiajia Huang to conduct the Group’s operations of small class business.

1    Operations and Reorganization (Continued)

In September 2018, a series of contractual agreements discussed in 1.b. below were entered into among Helloworld Online, Dasheng Helloworld and shareholders of Dasheng Helloworld. As a result of the agreements, Helloworld Online has the ability to direct substantially all the activities of Dasheng Helloworld, and absorb substantially all of the risks and rewards of the Dasheng Helloworld. Helloworld Online became the primary beneficiary of Dasheng Helloworld and consolidates the financial results of Dasheng Helloworld.

In February 2019, TESOL Academy Online Limited ("TESOL") was incorporated as a wholly-owned subsidiary of the Company to training the Group’s teachers to obtain the certificate of "Teaching English to Speakers of Other Languages".

In July 2019, Shenzhen Dasheng Zhiyun Technology Co., Ltd. (“Dasheng Zhiyun”), was incorporated with beneficial interest held by Mr. Jiajia Huang to conduct the operations of business in Shenzhen. In July 2019, a series of contractual agreements discussed in 1.b. below were entered into among Dasheng Online, Dasheng Zhiyun and shareholders of Dasheng Zhiyun. As a result of the agreements, Dasheng Online has the ability to direct substantially all the activities of

Dasheng Zhiyun, and absorb substantially all of the risks and rewards of the Dasheng Zhiyun. Dasheng Online became the primary beneficiary of Dasheng Zhiyun and consolidates the financial results of Dasheng Zhiyun.

In October 2019, Tianjin Dasheng Zhixing Technology Co., Ltd.(“Tianjin Zhixing”) discontinued its operations and cancelled its registration.

b    Contractual agreements with VIEs

The following is a summary of (i) the contracts by and among Dasheng Online, Dasheng Zhixing, and the shareholders of Dasheng Zhixing; (ii) the contracts by and among COE HK Co I, Philippines Co I, and the shareholders of Philippines Co I and (iii) the contracts by and among HAWO Online, Dasheng HAWO, and the shareholders of Dasheng HAWO (iv) the contracts by and among Dasheng Online, Dasheng Zhiyun, and the shareholders of Dasheng Zhiyun.

Contractual Agreements with Dasheng Zhixing

Exclusive Business Cooperation Agreements. Under the Exclusive Business Cooperation Agreement between Dasheng Online and Dasheng Zhixing, Dasheng Online has the exclusive right to provide technical support, consulting services and other services to Dasheng Zhixing in relation to the Dasheng Zhixing’s principal business. Dasheng Zhixing agrees to accept all the consultation and services provided by Dasheng Online. Without Dasheng Online’s prior written consent, Dasheng Zhixing is prohibited from engaging any third party to provide any of the services under this agreement. In addition, Dasheng Online exclusively owns all intellectual property rights arising out of or created during the performance of the agreement. The service fees to be paid by Dasheng Zhixing is determined by Dasheng Zhixing and Dasheng Online, after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of the Dasheng Online employees providing services to Dasheng Zhixing, contents and value of services provided, the market price of comparable services and the operating conditions of Dasheng Zhixing. This agreement will remain effective unless Dasheng Online terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Dasheng Zhixing or Dasheng Online to renew its respective business license upon expiration. Dasheng Zhixing is not permitted to terminate this agreement in any event unless required by applicable laws. The service agreement was revised on December 14, 2015, that the service is solely determined by Dasheng Online.

1    Operations and Reorganization (Continued)

Exclusive Option Agreements. Under the Exclusive Option Agreements between Dasheng Online, each of the shareholders of Dasheng Zhixing and Dasheng Zhixing, each of the shareholders irrevocably granted Dasheng Online or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his, her or its equity interests in Dasheng Zhixing, for a consideration of RMB 10 (US$1.6). If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under PRC law shall apply. Dasheng Online or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Dasheng Online’s prior written consent, Dasheng Zhixing’s shareholders shall not sell, transfer, pledge, or otherwise dispose any equity interests in Dasheng Zhixing. These agreements will remain effective until all equity interests held in Dasheng Zhixing by Dasheng Zhixing’s shareholders are transferred or assigned to Dasheng Online or Dasheng Online’s designated representatives.

Powers of Attorney.  Pursuant to the Powers of Attorney, the shareholders of Dasheng Zhixing each irrevocably appointed Dasheng Online as the attorney-in-fact to act on their behalf on all matters pertaining to Dasheng Zhixing and to exercise all of their rights as a shareholder of Dasheng Zhixing, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Dasheng Zhixing requiring shareholders’ approval under PRC laws and regulations and the articles of association of Dasheng Zhixing, designate and appoint legal representative, directors, supervisors, chief executive officer, and other senior management members of Dasheng Zhixing. Dasheng Online may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the shareholders of Dasheng Zhixing. Each Power of Attorney will remain in force until the shareholders cease to hold any equity interest in Dasheng Zhixing.

Equity Interest Pledge Agreements. Under the Equity Interest Pledge Agreements between Dasheng Online, Dasheng Zhixing and the shareholders of Dasheng Zhixing, the shareholders pledged all of their equity interests in Dasheng Zhixing to Dasheng Online to guarantee Dasheng Zhixing’s and Dasheng Zhixing’s Shareholders’ performance of their obligations under the contractual arrangements including the Exclusive Business Cooperation Agreement, the Exclusive Option Agreement, and the Powers of Attorney. If Dasheng Zhixing or any of Dasheng Zhixing's shareholders breaches its contractual obligations under the contractual arrangements, Dasheng Online will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Dasheng Zhixing in accordance with legal procedures. Dasheng Online has the right to receive dividends generated by the pledged equity interests during the term of the pledge. The pledge will remain binding until Dasheng Zhixing and the shareholders discharge all their obligations under the contractual arrangements. The equity pledge has been registered with the registration authorities of industries and commerce in accordance with PRC law.

Contractual Agreements with Philippines Co I

Exclusive Business Cooperation Agreements. Under the Exclusive Business Cooperation Agreement between COE HK Co I and Philippines Co I, COE HK Co I has the exclusive right to provide technical support, consulting services and other services to Philippines Co I, respectively, in relation to Philippines Co I’s principal business. And Philippines Co I agrees to accept all the consultation and services provided by COE HK Co I. Without COE HK Co I’s prior written consent, Philippines Co I is prohibited from engaging any third party to provide any of the services under this agreement. In addition, COE HK Co I exclusively owns all intellectual property rights arising out of or created during the performance of the agreements. Due to its control over Philippines Co I, COE HK Co I has the sole right to determine the service fees to be paid by Philippines Co I, after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of COE HK Co I employees providing services to Philippines Co I, contents and value of services provided, the market price of comparable services and the operating conditions of Philippines Co I. This agreement will remain effective unless COE HK Co I terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Philippines Co I or COE HK Co I to renew its respective business license upon expiration. Philippines Co I is not permitted to terminate this agreement in any event unless required by applicable laws.

1    Operations and Reorganization (Continued)

Exclusive Option Agreements. Under the Exclusive Option Agreements between COE HK Co I, each of the shareholders of Philippines Co I and Philippines Co I, each of the Shareholders irrevocably granted COE HK Co I or its designated representative(s) an exclusive option to purchase, to the extent permitted under Philippine law, all or part of his, her or its equity interests in Philippines Co I, for a consideration of US$1. If the lowest price permitted under Philippine law is higher than the above price, the lowest price permitted under Philippine law shall apply. COE HK Co I or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without COE HK Co I’s prior written consent, Philippines Co I’s Shareholders shall not sell, transfer, pledge, or otherwise dispose any equity interests in Philippines Co I. These agreements will remain effective until all equity interests held in Philippines Co I by Philippines Co I’s Shareholders are transferred or assigned to COE HK Co I or COE HK Co I’s designated representatives.

Powers of Attorney. Pursuant to the Powers of Attorney, the Shareholders of Philippines Co I each irrevocably appointed COE HK Co I as the attorney-in-fact to act on their behalf on all matters pertaining to Philippines Co I and to exercise all of their rights as a shareholder of Philippines Co I, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Philippines Co I requiring shareholders’ approval under Philippine laws and regulations and the articles of association of Philippines Co I, designate and appoint legal representative, directors, supervisors, chief executive officer, and other senior management members of the VIE. COE HK Co I may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the shareholders of Philippines Co I. Each Power of Attorney will remain in force until the Shareholder ceases to hold any equity interest in Philippines Co I.

Contractual Agreements with Dasheng HAWO

Exclusive Business Cooperation Agreements. Under the Exclusive Business Cooperation Agreement between HAWO Online and Dasheng HAWO, HAWO Online has the exclusive right to provide technical support, consulting services and other services to Dasheng HAWO in relation to the Dasheng HAWO’s principal business. Dasheng HAWO agrees to accept all the consultation and services provided by HAWO Online. Without HAWO Online’s prior written consent, Dasheng HAWO is prohibited from engaging any third party to provide any of the services under this agreement. In addition, HAWO Online exclusively owns all intellectual property rights arising out of or created during the performance of the agreement. Under this agreement, the service fee shall consist of 100% of the total consolidated profit of Dasheng HAWO, after the deduction of any accumulated deficit of Dasheng HAWO and its affiliated entities in respect of the preceding financial year(s), operating costs, expenses, taxes and other statutory contributions and reasonable operation profit as determined in accordance with the principle of tax law and tax practice in the PRC. This agreement will remain effective unless HAWO Online terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Dasheng HAWO or HAWO Online to renew its respective business license upon expiration. Dasheng HAWO is not permitted to terminate this agreement in any event unless required by applicable laws.

Exclusive Option Agreements. Under the Exclusive Option Agreements, Dasheng HAWO hereby grants to HAWO Online an irrevocable and exclusive option to purchase from Dasheng HAWO, at HAWO Online’s sole discretion, any or all of the assets and business of Dasheng HAWO, to the extent permitted under PRC law, at the lowest purchase price permitted by PRC law. The Parties shall then enter into a separate assets or business transfer agreement, specifying the terms and conditions of the transfer of the assets. To the extent permitted under applicable PRC laws, Dasheng HAWO shall donate the balance of the purchase price received from HAWO Online, after deducting/ withholding the relevant taxes (if any) pursuant to applicable laws, to HAWO Online or the designee(s) of HAWO Online for free within ten days after Dasheng HAWO receives the purchase price and pays/ withholds the relevant taxes (if any).

1    Operations and Reorganization (Continued)

Powers of Attorney. Pursuant to the Powers of Attorney, the shareholders of Dasheng HAWO each irrevocably appointed HAWO Online as the attorney-in-fact to act on their behalf on all matters pertaining to Dasheng HAWO and to exercise all of their rights as a shareholder of Dasheng HAWO, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Dasheng HAWO requiring shareholders’ approval under PRC laws and regulations and the articles of association of Dasheng HAWO, designate and appoint legal representative, directors, supervisors, chief executive officer, and other senior management members of Dasheng HAWO. HAWO Online may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the shareholders of Dasheng HAWO. Each Power of Attorney will remain in force until the shareholders cease to hold any equity interest in Dasheng HAWO.

Equity Interest Pledge Agreements. Under the Equity Interest Pledge Agreements between HAWO Online, Dasheng HAWO and the shareholders of Dasheng HAWO, the shareholders pledged all of their equity interests in Dasheng HAWO to HAWO Online to guarantee Dasheng HAWO's and Dasheng HAWO's Shareholders' performance of their obligations under the contractual arrangements including the Exclusive Business Cooperation Agreement, the Exclusive Option Agreement, and the Powers of Attorney.

If Dasheng HAWO or any of Dasheng HAWO's shareholders breaches its contractual obligations under the contractual arrangements, HAWO Online will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Dasheng HAWO in accordance with legal procedures. HAWO Online has the right to receive dividends generated by the pledged equity interests during the term of the pledge. The pledge will remain binding until Dasheng HAWO and the shareholders discharge all their obligations under the contractual arrangements. The equity pledge has been registered with the registration authorities of industries and commerce in accordance with PRC law.

Contractual Agreements with Dasheng Zhiyun

Exclusive Business Cooperation Agreements. Under the Exclusive Business Cooperation Agreement between Dasheng Online and Dasheng Zhiyun, Dasheng Online has the exclusive right to provide technical support, consulting services and other services to Dasheng Zhiyun in relation to the Dasheng Zhiyun's principal business. Dasheng Zhiyun agrees to accept all the consultation and services provided by Dasheng Online. Without Dasheng Online's prior written consent, Dasheng Zhiyun is prohibited from engaging any third party to provide any of the services under this agreement. In addition, Dasheng Online exclusively owns all intellectual property rights arising out of or created during the performance of the agreement. Under this agreement, the service fee shall consist of 100% of the total consolidated profit of Dasheng Zhiyun, after the deduction of any accumulated deficit of Dasheng Zhiyun and its affiliated entities in respect of the preceding financial year(s), operating costs, expenses, taxes and other statutory contributions and reasonable operation profit as determined in accordance with the principle of tax law and tax practice in the PRC. This agreement will remain effective unless Dasheng Online terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Dasheng Zhiyun or Dasheng Online to renew its respective business license upon expiration. Dasheng Zhiyun is not permitted to terminate this agreement in any event unless required by applicable laws.

Exclusive Option Agreements. Under the Exclusive Option Agreements, Dasheng Zhiyun hereby grants to Dasheng Online an irrevocable and exclusive option to purchase from Dasheng Zhiyun, at Dasheng Online's sole discretion, any or all of the assets and business of Dasheng Zhiyun, to the extent permitted under PRC law, at the lowest purchase price permitted by PRC law. The Parties shall then enter into a separate assets or business transfer agreement, specifying the terms and conditions of the transfer of the assets. To the extent permitted under applicable PRC laws, Dasheng Zhiyun shall donate the balance of the purchase price received from Dasheng Online, after deducting/ withholding the relevant taxes (if any) pursuant to applicable laws, to Dasheng Online or the designee(s) of Dasheng Online for free within ten days after Dasheng Zhiyun receives the purchase price and pays/ withholds the relevant taxes (if any).

1    Operations and Reorganization (Continued)

Powers of Attorney. Pursuant to the Powers of Attorney, the shareholders of Dasheng Zhiyun each irrevocably appointed Dasheng Online as the attorney-in-fact to act on their behalf on all matters pertaining to Dasheng Zhiyun and to exercise all of their rights as a shareholder of Dasheng Zhiyun, including but not limited to attend shareholders' meetings, vote on their behalf on all matters of Dasheng Zhiyun requiring shareholders' approval under PRC laws and regulations and the articles of association of Dasheng Zhiyun, designate and appoint legal representative, directors, supervisors, chief executive officer, and other senior management members of Dasheng Zhiyun. Dasheng Online may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the shareholders of Dasheng Zhiyun. Each Power of Attorney will remain in force until the shareholders cease to hold any equity interest in Dasheng Zhiyun.

Equity Interest Pledge Agreements. Under the Equity Interest Pledge Agreements between Dasheng Online, Dasheng Zhiyun and the shareholders of Dasheng Zhiyun, the shareholders pledged all of their equity interests in Dasheng Zhiyun to Dasheng Online to guarantee Dasheng Zhiyun's and Dasheng Zhiyun's Shareholders' performance of their obligations under the contractual arrangements including the Exclusive Business Cooperation Agreement, the Exclusive Option Agreement, and the Powers of Attorney.

If Dasheng Zhiyun or any of Dasheng Zhiyun's shareholders breaches its contractual obligations under the contractual arrangements, Dasheng Online will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Dasheng Zhiyun in accordance with legal procedures. Dasheng Online has the right to receive dividends generated by the pledged equity interests during the term of the pledge. The pledge will remain binding until Dasheng Zhiyun and the shareholders discharge all their obligations under the contractual arrangements. The equity pledge has been registered with the registration authorities of industries and commerce in accordance with PRC law.

1    Operations and Reorganization (Continued)

c    Risks in relation to the VIE structure

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and VIEs’ subsidiaries, which were included in the Group’s consolidated balance sheets, statements of comprehensive income/(loss) and statements of cash flows:

Dasheng Zhixing and its subsidiaries-Zhishi Training and Houdezaiwu Online :

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	214,081	172,511
Time deposits	50,000	692,000
Short-term investments	373,972	434,548
Prepaid expenses and other current assets	211,757	262,699
Inventory	308	1,935
Amounts due from inter-company entities*	2,610,083	825,468
Property and equipment, net	10,645	14,443
Rights of use assets	19,763	67,044
Deferred tax assets	—	9,684
Other assets	11,377	24,091
Total assets	3,501,986	2,504,423
Advances from students-current	2,181,798	2,718,776
Advances from students-non-current	4,783	2,270
Accrued expenses and other current liabilities	77,050	112,453
Taxes payable	1,993	3,474
Lease liability-current and non-current	17,915	64,940
Amounts due to inter-company entities*	2,202,909	207,659
Total liabilities	4,486,448	3,109,572

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	1,145,517	1,478,493	2,054,095
Net income/(loss)	(253,493)	(20,893)	367,241

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	(28,969)	372,668	677,263
Net cash used in investing activities	(18,595)	(287,360)	(718,833)
Net increase/(decrease) in cash and cash equivalents	(47,564)	85,308	(41,570)

1    Operations and Reorganization (Continued)

Philippines Co I:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	415	406
Prepaid expenses and other current assets	576	569
Amounts due from inter-company entities*	2,523	2,488
Total assets	3,514	3,463
Accrued expenses and other current liabilities	1,062	1,047
Taxes payable	11,766	11,603
Other non-current liabilities	247	244
Total liabilities	13,075	12,894

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	—	—	—
Net loss	(515)	(1,843)	(39)

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash used in operating activities	(24)	(7)	—
Effect of exchange rate changes on cash and cash equivalents	3	19	(9)
Net increase/(decrease) in cash and cash equivalents	(21)	12	(9)

Dasheng HAWO:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	743	1,516
Prepaid expenses and other current assets	4,597	5,037
Amounts due from inter-company entities*	44,672	56
Property and equipment, net	200	104
Rights of use assets	1,947	4,795
Other assets	1	34
Total assets	52,160	11,542
Amounts due to inter-company entities*	59,281	32,300
Accrued expenses and other current liabilities	7,107	7,751
Taxes payable	287	455
Lease liability	1,686	4,575
Total liabilities	68,361	45,081

* All inter-company balances have been eliminated upon consolidation.

1    Operations and Reorganization (Continued)

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	—	42,132	36,698
Net loss	(1,215)	(15,176)	(17,621)

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by operating activities	17	1,249	772
Net cash provided by / (used in) investing activities	—	(523)	1
Net increase in cash and cash equivalents	17	726	773

Dasheng Zhiyun:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	827	1,006
Amounts due from inter-company entities*	1,200	2,577
Total assets	2,027	3,583
Amounts due to inter-company entities*	906	1,581
Advances from students—current	10	—
Accrued expenses and other current liabilities	824	1,300
Taxes payable	77	161
Total liabilities	1,817	3,042

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	—	1,748	8,434
Net profit	—	210	278

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by operating activities	—	827	179
Net increase in cash and cash equivalents	—	827	179

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs through Dasheng Online, COE HK Co I and HAWO Online, and can have assets transferred freely out of the VIEs without restrictions. Therefore, the Company considers that there is no asset of the VIEs that can only be used to settle obligations of the respective VIEs, except for registered capital of Dasheng Zhixing amounting to RMB1,143 and RMB1,143 as of December 31, 2019 and 2020, respectively. Since the VIEs are incorporated as limited liability companies under the PRC and Philippine Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs.

1    Operations and Reorganization (Continued)

The Group believes that the contractual arrangements among Dasheng Online, COE HK Co I and HAWO Online, the VIEs and their shareholders are in compliance with PRC and Philippine laws and regulations, as applicable, and are legally binding and enforceable. However, uncertainties in the PRC and Philippine legal system could limit the Company’s ability to enforce these contractual arrangements.

On January 19, 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft FIE Law, that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises, or FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.”

On March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which became effective on January 1, 2020 and replaced three laws regulating foreign investment in China, namely, the Wholly Foreign-Invested Enterprise Law of the PRC, the Sino-Foreign Cooperative Joint Venture Enterprise Law of the PRC and the Sino-Foreign Equity Joint Venture Enterprise Law of the PRC, together with their implementation rules and ancillary regulations. On December 26, 2019, the State Council issued the Regulations on Implementing the Foreign Investment Law of the PRC, which came into effect on January 1, 2020, and replaced the Regulations on Implementing the Sino-Foreign Equity Joint Venture Enterprise Law, Provisional Regulations on the Duration of Sino-Foreign Equity Joint Venture Enterprise Law, the Regulations on Implementing the Wholly Foreign-Invested Enterprise Law , and the Regulations on Implementing the Sino-Foreign Cooperative Joint Venture Enterprise Law. The Foreign Investment Law of the PRC embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. Under the Foreign Investment Law of the PRC, VIEs that are controlled via contractual arrangement would not be absolutely deemed as Foreign-Invested Enterprises, or FIEs. Therefore, the current legal status of Contractual Arrangement as a whole and each of the agreements comprising the Contractual Arrangement will not be materially affected by the Foreign Investment Law of the PRC and its implementing regulations. However, since it is relatively new, uncertainties still exist in relation to its interpretation and implementation. For example, the Foreign Investment Law of the PRC adds a catch-all clause to the definition of “foreign investment” so that foreign investment, by its definition, includes “investments made by foreign investors in China through other means defined by other laws or administrative regulations or provisions promulgated by the State Council” without further elaboration on the meaning of “other means.” It leaves leeway for the future legislations promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. It is therefore uncertain whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group is currently leverage the contractual arrangement to operate certain businesses in which foreign investors are prohibited from or restricted to investing. Furthermore, if future legislations prescribed by the State Council mandate further actions to be taken by companies with respect to existing contractual arrangement, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. If the Group fails to take appropriate and timely measures to comply with any of these or similar regulatory compliance requirements, the Group’s current corporate structure, corporate governance and business operations could be materially and adversely affected.

The Company’s ability to control the VIEs also depends on the Power of Attorney. Dasheng Online, COE HK Co I and HAWO Online have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.

In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC or Philippine laws and regulations, the PRC or the Philippine regulatory authorities could, within their respective jurisdictions:

●	revoke the Group’s business and operating licenses;

1    Operations and Reorganization (Continued)

●	require the Group to discontinue or restrict its operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s websites;
●	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIEs. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

As of December 31, 2019 and 2020, the aggregate accumulated deficit of the Group’s VIEs was approximately RMB1,073,067 and RMB723,209 respectively, which have been included in the Group's accompanying consolidated financial statements.

d    Liquidity and going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net losses of RMB416,694, RMB104,420 for the years ended December 31, 2018, 2019 and earned net income of RMB146,962 for the year ended December 31, 2020, respectively. Accumulated deficits were RMB2,198,902 and RMB2,051,940 as of December 31, 2019 and 2020, respectively. The net current liabilities were RMB1,228,049 and RMB1,400,431 as of December 31, 2019 and 2020. The operating cash inflow was RMB 29,781, RMB397,933 and RMB719,243 in the years ended December 31, 2018, 2019 and 2020, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities to fund its operations, attract investors and borrow funds on favorable economic terms.

As of December 31, 2020, the Group's balance of cash and cash equivalents, time deposits (current and non-current) and short-term investments was RMB1,727,691, and the Group had no outstanding borrowing under credit agreements.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing.

Based on the above considerations, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The management is of the opinion that the Group has sufficient funds for sustainable operation and there is no substantial doubt about the Group’s ability to continue as going concern within one year after the consolidated financial statements are issued.